NOTES PAYABLE -PAST DUE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 17, 2015	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 30, 2019	Apr. 30, 2019
NOTES PAYABLE -PAST DUE
Debt Instrument, Maturity Date	Mar. 22, 2016		Aug. 30, 2019
Principal amount	$ 9,000					$ 25,000
Interest amount					$ 5,000
Interest expense - Notes		$ 26,430	$ 15,630	$ 5,630
Interest rate	7.00%
Note payable		$ 34,000	$ 34,000	$ 9,000
Note payable description	On December 17, 2015, the Company issued a Promissory Note in the principal amount of $9,000. The note became due within 10 business days of the Company receiving notice of the effectiveness of its Form S-1 filed on February 22, 2016 which is when payment was due. The Company did not repay the note before the required date, therefore, the note is in default with an interest rate of 7%.